Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Numerator:
Net loss attributable to the company’s ordinary shareholders	$ (3,402)	$ (3,267)
Numerator for basic and diluted net loss per share calculation	(3,402)	(3,267)
Numerator for diluted net loss per share calculation	$ (3,402)	$ (3,267)
Denominator:
Weighted average number of ordinary shares	102,432,043	89,505,058
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic	$ (0.03)	$ (0.04)
Diluted	(0.03)	(0.04)
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic	(0.03)	(0.04)
Diluted	$ (0.03)	$ (0.04)